Prudential Investment Portfolios 3

PGIM Strategic Bond Fund

The Target Portfolio Trust

PGIM Core Bond

PGIM ETF Trust

PGIM Active Aggregate Bond ETF

PGIM Total Return Bond ETF

The Prudential Investment Portfolios, Inc.

PGIM Balanced Fund

Prudential Investment Portfolios, Inc. 17

PGIM ESG Short Duration Multi Sector Bond

PGIM ESG Total Return Bond Fund

PGIM Short Duration Multi Sector Bond

PGIM Total Return Bond Fund

Prudential Investment Portfolios 9

PGIM Absolute Return Bond Fund

(each a "Fund" and collectively, the "Funds")

Supplement dated June 8, 2023, to each Fund's Currently Effective Summary Prospectus, Prospectus and

Statement of Additional Information (SAI)

You should read this Supplement in conjunction with each Fund's Summary Prospectus, Prospectus and SAI,

as applicable, and retain it for future reference.

Effective immediately, Ms. Lindsay Rosner is no longer a portfolio manager of the Funds.

To reflect this change, all references to Ms. Rosner are removed from each Fund's Summary Prospectus, Prospectus and SAI effective immediately.

LR1437